Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued	10,196,884	8,401,047	8,401,047
Common stock, shares outstanding	10,196,884	8,401,047	8,401,047